FINANCIAL INSTRUMENTS AND RISKS - Sensitivity Analysis of Financial Instruments (Details) R$ in Millions	12 Months Ended
Dec. 31, 2022 BRL (R$)
Commodities hedge [member] | Commodities risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Fair value of hedging instruments	R$ (275.2)
Sensitivity value level, probable scenario	(466.3)
Sensitivity value level, adverse scenario	(1,477.8)
Sensitivity value level, remote scenario	(2,680.3)
Commodities hedge [member] | Input purchases affecting the commodity risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Sensitivity value level, probable scenario	466.3
Sensitivity value level, adverse scenario	1,477.8
Sensitivity value level, remote scenario	2,680.3
Fair value of hedging instrument transactions	275.2
Foreign currency exchange hedge [member] | Input purchases affecting the commodity risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Sensitivity value level, probable scenario	425.5
Sensitivity value level, adverse scenario	3,933.1
Sensitivity value level, remote scenario	7,694.0
Fair value of hedging instrument transactions	172.4
Foreign currency exchange hedge [member] | Foreign exchange risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Fair value of hedging instruments	(172.4)
Sensitivity value level, probable scenario	(425.5)
Sensitivity value level, adverse scenario	(3,933.1)
Sensitivity value level, remote scenario	(7,694.0)
Foreign currency exchange hedge [member] | Foreign currency risk portion of fixed assets exposure [member]
IfrsStatementLineItems [Line Items]
Sensitivity value level, probable scenario	(5.2)
Sensitivity value level, adverse scenario	(60.6)
Sensitivity value level, remote scenario	(117.3)
Fair value of hedging instrument transactions	(3.9)
Foreign currency exchange hedge [member] | Capex Purchases affecting the foreign currency exchange risk portion of the fixed assets exposure [member]
IfrsStatementLineItems [Line Items]
Fair value of hedging instruments	3.9
Sensitivity value level, probable scenario	5.2
Sensitivity value level, adverse scenario	60.6
Sensitivity value level, remote scenario	117.3
Foreign currency exchange hedge [member] | Total fixed asset exposure [member]
IfrsStatementLineItems [Line Items]
Sensitivity value level, probable scenario
Sensitivity value level, adverse scenario
Sensitivity value level, remote scenario
Fair value of hedges and transactions
Foreign currency exchange hedge [member] | Expenses that affect the foreign currency exchange risk portion of expenses exposure [member]
IfrsStatementLineItems [Line Items]
Sensitivity value level, probable scenario	(5.1)
Sensitivity value level, adverse scenario	(55.3)
Sensitivity value level, remote scenario	(106.5)
Fair value of hedging instrument transactions	(4.1)
Foreign currency exchange hedge [member] | Foreign currency exchange risk portion of expenses exposure [member]
IfrsStatementLineItems [Line Items]
Fair value of hedging instruments	4.1
Sensitivity value level, probable scenario	5.1
Sensitivity value level, adverse scenario	55.3
Sensitivity value level, remote scenario	106.5
Foreign currency exchange hedge [member] | Total expenses exposure [member]
IfrsStatementLineItems [Line Items]
Sensitivity value level, probable scenario
Sensitivity value level, adverse scenario
Sensitivity value level, remote scenario
Fair value of hedging instrument transactions
Commodities and foreign exchange hedges [member] | Total cost exposure [member]
IfrsStatementLineItems [Line Items]
Sensitivity value level, probable scenario	(0.0)
Sensitivity value level, adverse scenario	(0.0)
Sensitivity value level, remote scenario	(0.0)
Fair value of hedging instrument transactions	R$ (0.0)